Stock Option and Purchase Plans (Tables)	12 Months Ended
Jun. 28, 2015
Disclosure Of Compensation Related Costs Sharebased Payments [Abstract]
Summary of Stock Option Activity Under Our Stock Incentive Plan

A summary of stock option activity under our stock incentive plan was as follows:

		Weighted Average	Weighted Average Remaining Contractual	Aggregate Intrinsic Value
	Shares	Exercise Price	Term (in years)	(in thousands)
Balance at July 1, 2012	332,800	$28.19
Granted	40,000	$25.64
Exercised	(55,845)	$13.78
Expired	(41,500)	$52.68
Terminated	(4,000)	$17.59
Balance at June 30, 2013	271,455	$27.19
Granted	40,000	$38.71
Exercised	(92,256)	$29.08
Expired	(22,500)	$58.33
Terminated	(11,457)	$30.61
Balance at June 29, 2014	185,242	$24.73
Granted	10,000	$79.73
Exercised	(22,746)	$20.83
Terminated	(8,589)	$37.43
Balance at June 28, 2015	163,907	$27.97	5.8	$7,018
Exercisable as of:
June 28, 2015	91,103	$19.86	4.1	$4,592
June 29, 2014	76,699	$16.91	4.3	$3,769
June 30, 2013	139,955	$29.95	4.4	$2,104
Available for grant as of June 28, 2015	253,989

Options Granted at Price Greater than the Market Value

Options granted at a price greater than the market value on the date of grant included in the table above were as follows:

	2015	2014	2013
Shares	10,000	40,000	40,000
Exercise Price	$79.73	$38.71	$25.64

Summary of Restricted Stock Activity Under Our Stock Incentive Plan

A summary of restricted stock activity under our stock incentive plan was as follows:

		Weighted Average
		Grant Date
	Shares	Fair Value
Nonvested Balance at July 1, 2012	49,400	$20.45
Granted	24,150	$23.69
Vested	(10,400)	$15.44
Forfeited	(1,900)	$25.49
Nonvested Balance at June 30, 2013	61,250	$22.42
Granted	24,950	$37.29
Vested	(19,350)	$20.40
Forfeited	(3,250)	$27.88
Nonvested Balance at June 29, 2014	63,600	$28.64
Granted	25,000	$70.90
Vested	(18,100)	$23.02
Forfeited	(4,150)	$45.71
Nonvested Balance at June 28, 2015	66,350	$45.03